Provisions - Schedule of current, non-current provisions (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Mar. 31, 2024
Provision for other liabilities [Line Items]
Current	€ 3,322	€ 2,540
Non-current	1,155	1,175
Legal claims
Provision for other liabilities [Line Items]
Current	173	0
Non-current	1,155	1,084
Social contributions
Provision for other liabilities [Line Items]
Current	3,149	2,540
Non-current	0	0
Other
Provision for other liabilities [Line Items]
Current	0	0
Non-current	€ 0	€ 91